Ordinary shares	3 Months Ended
Mar. 31, 2023
Ordinary shares
Ordinary shares
14.	Ordinary shares

In February 2021, the Company passed a board resolution to increase its authorized shares from 500,000,000 shares to 3,000,000,000 shares of par value USD0.0001 each, including 2,900,000,000 Class A ordinary shares (entitled to one vote per share) and 100,000,000 Class B ordinary shares (entitled to ten votes per share).

In connection with the Company’s IPO in November 2022, the Company issued 5,462,500 American depositary shares (“ADSs”) or 16,387,500 Class A ordinary shares at the price of USD11 per ADS or USD3.67 per ordinary share, with net proceeds of RMB365,784.